Organization and Business of the Company	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business of the Company

Note 1 - Organization, Business of the Company and Liquidity

Organization and Nature of Operations

ICTV Brands Inc. (the “Company” or “ICTV”), was organized under the laws of the State of Nevada on September 25, 1998. We currently have the following subsidiaries:

●	Better Blocks International Limited, or (“BBI”), a New Zealand corporation;

●	Ermis Labs, Inc., a Nevada Corporation;

●	ICTV Brands Israel Limited., incorporated under the laws of Israel;

●	ICTV Brands UK Limited., incorporated under the laws of the United Kingdom;

●	ICTV Holdings, Inc., a Nevada Corporation (“ICTV Holdings”);

●	Radiancy (HK) Limited, a private limited company limited by shares, incorporated under the laws of Hong Kong; and

●	LK Technology Importaçăo E Exportaçăo LTDA, a private Sociedade limitada formed under the laws of Brazil.

Although our companies are incorporated in New Zealand, Nevada, Israel, United Kingdom, Hong Kong and Brazil, our operations are currently run from our Wayne, Pennsylvania office.

We develop, market and sell products through a multi-channel distribution strategy, including direct response television, digital marketing campaigns, live home shopping, traditional retail and e-commerce market places, and our international third party distributor network. We offer primarily health, beauty and wellness products as well as various consumer products, including, but not limited to, DermaWandTM, a skin care device that reduces the appearance of fine lines and wrinkles, and helps improve skin tone and texture, DermaVital®, a professional quality skin care line that effects superior hydration, the CoralActives® brand of acne treatment and skin cleansing products, Derma Brilliance®, a skin care resurfacing device that helps reduce visible signs of aging, JidueTM, a facial massager device which helps alleviate stress, and Good Planet Super SolutionTM, a multi-use cleaning agent. We acquire the rights to our products that we market primarily via licensing agreements, acquisition and in-house development and sell both domestically and internationally. The Company is presently exploring other devices and consumable product lines currently under licensing agreements.

The goal of our strategy is to introduce our brands to the market through an omni-channel platform that includes, but is not limited to, direct response television (“DRTV”), digital marketing, live home shopping, traditional retail, e-commerce marketplaces, and international third party international distributor networks. Our objective is to have our portfolio of products sold through these channels to develop long lasting brands with strong returns on investments.

PhotoMedex Acquisition

On October 4, 2016, we and our wholly-owned subsidiary, ICTV Holdings, entered into an asset purchase agreement (the “PhotoMedex Purchase Agreement”) with PhotoMedex, Inc., a Nevada corporation (“PhotoMedex”), and its wholly owned subsidiaries, Radiancy, Inc., a Delaware corporation, PhotoTherapeutics Ltd, a private limited company limited by shares incorporated under the laws of England and Wales, and Radiancy Israel Limited, a private corporation incorporated under the laws of the State of Israel, (collectively, the “Sellers”), pursuant to which ICTV Holdings acquired substantially all of the assets of the Sellers, including, but not limited to, all of the equity interests of the Seller’s subsidiaries Radiancy (HK) Limited, a private limited company incorporated under the laws of Hong Kong, and LK Technology Importaçăo E Exportaçăo LTDA, a private Sociedade limitada formed under the laws of Brazil, for a total purchase price of $9,500,000. Such acquisition is referred to herein as the “PhotoMedex Acquisition.” The PhotoMedex acquisition was completed on January 23, 2017. (See Note 3- Business and Asset Acquisitions).

The PhotoMedex acquisition included the acquisition of proprietary products and services that address skin diseases and conditions or pain reduction using home-use devices for various indications including hair removal, acne treatment, skin rejuvenation, and lower back pain; which products are sold and distributed to traditional retail, online and infomercial outlets for home-use products and include, without limitation, the following: (a) no!no! ® Hair, (b) no!no! ® Skin, (c) no!no! ® Face Trainer, (d) no!no! ® Glow, (e) Made Ya Look, (f) no!no ®! Smooth Skin Care, (g) Kyrobak®, and (h) ClearTouch ®.

Ermis Labs Asset Acquisition

On October 4, 2016, we and our newly formed wholly-owned subsidiary, Ermis Labs, Inc., a Nevada corporation (the “Purchaser”), entered into an asset purchase agreement (the “Ermis Labs Purchase Agreement”) with LeoGroup Private Debt Facility L.P. a Delaware limited partnership (the “Shareholder”) and Ermis Labs, Inc., a New Jersey corporation (“Ermis Lab”), pursuant to which the Purchaser has agreed to acquire substantially all of the assets of Ermis Labs (collectively, the “Ermis Labs Assets”), for a total purchase price of $1,982,000. Such acquisition is referred to herein as the “Ermis Labs Asset Purchase.” (See Note 3-Business and Asset Acquisitions).

Liquidity

We had a net loss of approximately $368,000 for the three months ended March 31, 2017 and an accumulated deficit of approximately $10,644,000 as of March 31, 2017. Management believes that the current available resources, including cash and cash equivalents will provide sufficient funds to enable us to meet our operating plan for at least the next twelve months from the date of this filing.

Note 1 – Organization and Business of the Company

Organization and Nature of Operations

ICTV Brands, Inc. was organized under the laws of the State of Nevada on September 25, 1998. We currently have the following wholly-owned subsidiaries:

●	Better Blocks International Limited, or BBI, a New Zealand corporation

●	Ermis Lab, Inc., a Nevada Corporation

●	ICTV Holding, Inc, a Nevada Corporation (“ICTV Holdings”)

Although our companies are incorporated in Nevada and New Zealand, our operations are currently run from our Wayne, Pennsylvania office.

We develop, market and sell products through a multi-channel distribution strategy, including direct response television, digital marketing campaigns, live home shopping, traditional retail and e-commerce market places, and our international third party distributor network. We offer primarily health, beauty and wellness products as well as various consumer products, including DermaWandTM, a skin care device that reduces the appearance of fine lines and wrinkles, and helps improve skin tone and texture, DermaVital®, a professional quality skin care line that effects superior hydration, the CoralActives® brand of acne treatment and skin cleansing products, Derma Brilliance®, a skin care resurfacing device that helps reduce visible signs of aging, JidueTM, a facial massager device which helps alleviate stress, and Good Planet Super SolutionTM, a multi-use cleaning agent. We acquire the rights to our products that we market primarily via licensing agreements, acquisition and in-house development and sell both domestically and internationally. We are presently exploring other devices and consumable product lines currently under licensing agreements.

The goal of our strategy is to introduce our brands to the market through an omni-channel platform that includes, but is not limited to direct response television (“DRTV”), digital marketing, live home shopping, traditional retail, e-commerce market places, and international third party distributor networks. Our objective is to have our portfolio of products sold through these channels to develop long lasting brands with strong returns on investments.

Liquidity

We had a net loss of approximately $1 million for the year ended December 31, 2016 and an accumulated deficit of approximately $10 million as of December 31, 2016. We anticipate net income for the next year as a result of the recent acquisition of PhotoMedex, Inc. and Ermis Lab, Inc. which was completed in January 2017, where we acquired products its flagship product no!no!®, along with the Kyrobak® and Cleartouch® brands. Management believes that the currently available resources, including cash, cash equivalents as well as $2 million of the $7 million raised from the private placement in February 2017 (see Note 10-Subsequent Events) which will be utilized as working capital, will provide sufficient funds to enable us to meet our operating plan for at least the next twelve months from the date of this filing.